Stockholder's Equity - Additional Information (Details)								1 Months Ended			12 Months Ended
	Oct. 11, 2023 shares	Mar. 10, 2023 USD ($) $ / shares shares	Mar. 08, 2023 USD ($) $ / shares shares	Dec. 12, 2022 USD ($) shares	Nov. 08, 2022 USD ($) $ / shares shares	Aug. 05, 2022 shares	Jul. 25, 2022 $ / shares shares	Jul. 31, 2023 $ / shares shares	Apr. 30, 2023 shares $ / shares	Dec. 31, 2022 USD ($) $ / shares shares	Mar. 31, 2024 USD ($) shares $ / shares	Mar. 31, 2023 USD ($) shares $ / shares	Mar. 31, 2022 USD ($) shares	Jan. 04, 2024 $ / shares shares	Apr. 19, 2023 shares	Jun. 19, 2022 shares	May 13, 2022 $ / shares shares	May 10, 2022 $ / shares shares
Disclosure of classes of share capital [line items]
Number of shares authorised											50,000,000	50,000,000
Par value per share | $ / shares											$ 0.001	$ 0.001		$ 0.0001
Imputed interest for debt | $													$ 21,128
Number of shares issued											2,573,903	1,554,709
Pre-funded warrant exercise | $											$ 234	$ 117
Number of shares outstanding											2,573,903	1,554,709
Net proceeds from exercise of warrants | $											$ 1,872,505
Strike price | $ / shares									$ 50.00
Modified strike price | $ / shares									$ 6.03
Issued capital | $											2,574	$ 1,557
Related party transaction payable | $												18,296
Non-cash compensation expense allocated between general and administrative and research and development expenses | $											$ 1,011,973	$ 1,734,601	$ 0
Number of shares to be purchased by stock options issued											199,000	123,200
Average price | $ / shares											$ 5.73	$ 48.6
Fair value | $											$ 5.76	$ 33.6
Stock options, forfeiture											(77,834)
Number of stock options outstanding									115,200		242,200		0
Nmber of stock options vested and exercisable											2,166	167
Shares issued for settlement of related party payable | $												$ 39,864	$ 452,861
Remaining contribution to reserves | $												109,570
November Private Placement
Disclosure of classes of share capital [line items]
Remaining contribution to reserves | $												$ 109,570
November Ordinary Warrants | March Private Placement
Disclosure of classes of share capital [line items]
Number of warrants cancelled			349,500
Placement Agent Warrants
Disclosure of classes of share capital [line items]
Warrant exercise price | $ / shares		$ 3.6675
Placement Agent Warrants | March Private Placement
Disclosure of classes of share capital [line items]
Warrants issued purchase price per share | $ / shares			$ 13.01
Treasury Shares
Disclosure of classes of share capital [line items]
Number of shares issued													5,000
Surrender amount due | $													$ 54,497
Existing Warrants
Disclosure of classes of share capital [line items]
Existing warrants	734,073
Warrant exercise price | $ / shares		$ 8.0202
Existing warrants purchased exercised as cash		734,073
Net proceeds from exercise of warrants | $		$ 1,900,000
Incremental fair value of warrants recognized | $		$ 579,690
New Warrants
Disclosure of classes of share capital [line items]
Warrant exercise price | $ / shares		$ 2.924
Reduced exercise price | $ / shares		$ 2.934
Incremental fair value of warrants recognized | $		$ 3,564,786
Share Consolidation
Disclosure of classes of share capital [line items]
Par value per share | $ / shares														$ 0.001
Number of shares issued														28,290
Description of share consolidation											Upon the effectiveness of the Share Consolidation, every ten issued and outstanding ordinary shares with a par value of US$0.0001 each was automatically consolidated into one issued and outstanding ordinary share with a par value of US$0.001 each. No fractional shares were issued as a result of the Share Consolidation. Instead, any fractional shares that would have resulted from the Share Consolidation were rounded up to the next whole number. The Share Consolidation affected all shareholders uniformly and did not alter any shareholder's percentage interest in the Company's outstanding ordinary shares, except for adjustments that may result from the treatment of fractional shares. The number of shares issued for this treatment was 28,290 shares. The Share Consolidation was approved by the Company's board of directors on November 3, 2023, and its shareholders on December 6, 2023. As such, all share and per share amounts, warrants and stock options have been given retroactive effect in the financial statements and footnotes for all periods presented.
Number of fractional shares issued														0
Purchaser | November Private Placement
Disclosure of classes of share capital [line items]
Number of pre-funded warrants issued					116,500
Pre-funded warrant exercise | $				$ 117
Number of warrants issued					349,500
Gross proceeds from issue of private placement | $					$ 3,844,500
Combined purchase price per ordinary share and one and a half ordinary warrant | $ / shares					$ 16.5
Combined purchase price per pre-funded warrant and one and a half ordinary warrant | $ / shares					$ 16.5
Purchaser | March Private Placement
Disclosure of classes of share capital [line items]
Gross proceeds from issue of private placement | $			$ 4,000,000
Pre-funded warrants to purchase ordinary shares			234,331
Purchase price per ordinary share and associated preferred options | $ / shares			$ 10.4077
Purchase price per pre-funded warrant and associated preferred options | $ / shares			$ 10.4067
Boustead Securities, LLC
Disclosure of classes of share capital [line items]
Cashless warrant exercise						8,619
Cashless warrants exercised in exchange for shares						10,868
Ordinary Shares
Disclosure of classes of share capital [line items]
Par value per share | $ / shares																	$ 26.50
Shares issued for settlement of related party payable, shares													17,253
Number of shares issued											2,573,903		23,890				4,000
Number of shares outstanding											2,573,903
Issued capital | $													$ 519,613
Related party transaction payable | $													$ 452,861
Ordinary Shares | November Private Placement
Disclosure of classes of share capital [line items]
Par value per share | $ / shares										$ 7.3
Shares issued for settlement of related party payable, shares										5,430
Shares issued for settlement of related party payable | $										$ 149,434
Ordinary Shares | Shares for Conversion of Convertible Debt
Disclosure of classes of share capital [line items]
Number of shares issued													3,774
Issue of convertible instruments | $													$ 99,999
Ordinary Shares | Services
Disclosure of classes of share capital [line items]
Par value per share | $ / shares																		$ 26.50
Number of shares issued													34,635					755
Issued capital | $													$ 290,364
Ordinary Shares | Purchaser | November Private Placement
Disclosure of classes of share capital [line items]
Number of shares issued				116,500	116,500
Ordinary Shares | Purchaser | March Private Placement
Disclosure of classes of share capital [line items]
Number of shares issued			150,000
Ordinary Shares | Purchaser | Major Ordinary Share Transactions | March Private Placement
Disclosure of classes of share capital [line items]
Number of shares issued															234,331
Ordinary Shares | Boustead Securities, LLC
Disclosure of classes of share capital [line items]
Par value per share | $ / shares								$ 3.80
Shares issued for settlement of related party payable, shares								22,500
IPO
Disclosure of classes of share capital [line items]
Par value per share | $ / shares							$ 0.001
Number of shares issued							135,000
Ordinary shares issued price per share | $ / shares							$ 50
Exercise of overallotment option to purchase ordinary shares							20,250
Class A Ordinary Shares
Disclosure of classes of share capital [line items]
Conversion of class B ordinary shares into class A ordinary shares																694,376
Class B Ordinary Shares
Disclosure of classes of share capital [line items]
Conversion of class B ordinary shares into class A ordinary shares																694,376
2022 Plan
Disclosure of classes of share capital [line items]
Number of shares authorised											39,491
2023 Plan
Disclosure of classes of share capital [line items]
Number of shares authorised											100,250
Top of Range | Placement Agent Warrants
Disclosure of classes of share capital [line items]
Warrants purchased		51,385
Top of Range | Placement Agent Warrants | March Private Placement
Disclosure of classes of share capital [line items]
Issuance of warrants to purchase ordinary shares			26,904
Top of Range | New Warrants
Disclosure of classes of share capital [line items]
Warrants purchased		1,468,145
Top of Range | Purchaser | November Private Placement
Disclosure of classes of share capital [line items]
Issuance of unregistered warrants to purchase ordinary shares					349,500
Top of Range | Purchaser | March Private Placement
Disclosure of classes of share capital [line items]
Series A preferred investment options to purchase ordinary shares			349,742
Series B preferred investment options to purchase ordinary shares			384,331
Top of Range | 2022 Plan
Disclosure of classes of share capital [line items]
Number of shares authorised											131,941
Top of Range | 2023 Plan
Disclosure of classes of share capital [line items]
Number of shares authorised											250,000